RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following tables list the company’s financial instruments by their carrying value and fair value as at June 30, 2023 and December 31, 2022:

	2023		2022
AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$12,427	$12,427	$14,396	$14,396
Other financial assets
Government bonds	1,621	1,621	1,566	1,566
Corporate bonds	2,695	2,695	2,147	2,147
Fixed income securities and other	9,287	9,287	8,762	8,762
Common shares and warrants	7,441	7,441	6,472	6,472
Loans and notes receivable	8,422	8,422	7,952	7,952
	29,466	29,466	26,899	26,899
Accounts receivable and other	20,706	20,706	19,880	19,880
	$62,599	$62,599	$61,175	$61,175
Financial liabilities
Corporate borrowings	$13,618	$11,920	$11,390	$9,599
Non-recourse borrowings of managed entities
Property-specific borrowings	189,798	187,709	187,544	184,254
Subsidiary borrowings	16,287	15,922	15,140	14,708
	206,085	203,631	202,684	198,962
Accounts payable and other	49,360	49,360	48,559	48,559
Subsidiary equity obligations	4,049	4,049	4,188	4,188
	$273,112	$268,960	$266,821	$261,308

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2023			2022
AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$49	$1,572	$—	$91	$1,475	$—
Corporate bonds	61	1,889	740	65	1,754	324
Fixed income securities and other	408	2,067	4,046	493	2,099	3,376
Common shares and warrants	3,971	769	2,701	3,975	377	2,120
Loans and notes receivables	—	63	8	22	26	5
	4,489	6,360	7,495	4,646	5,731	5,825
Accounts receivable and other	3	3,553	19	12	3,731	6
	$4,492	$9,913	$7,514	$4,658	$9,462	$5,831
Financial liabilities
Accounts payable and other	$4	$4,558	$2,170	$7	$4,469	$2,419
Subsidiary equity obligations	—	442	512	—	441	673
	$4	$5,000	$2,682	$7	$4,910	$3,092
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2023 (MILLIONS)
Core	$19,112
Transitional and Development	24,216
LP Investments	75,496
Other investment properties	956
$119,780

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2023			2022
AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$49	$1,572	$—	$91	$1,475	$—
Corporate bonds	61	1,889	740	65	1,754	324
Fixed income securities and other	408	2,067	4,046	493	2,099	3,376
Common shares and warrants	3,971	769	2,701	3,975	377	2,120
Loans and notes receivables	—	63	8	22	26	5
	4,489	6,360	7,495	4,646	5,731	5,825
Accounts receivable and other	3	3,553	19	12	3,731	6
	$4,492	$9,913	$7,514	$4,658	$9,462	$5,831
Financial liabilities
Accounts payable and other	$4	$4,558	$2,170	$7	$4,469	$2,419
Subsidiary equity obligations	—	442	512	—	441	673
	$4	$5,000	$2,682	$7	$4,910	$3,092

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2023	Valuation Techniques and Key Inputs
Other financial assets	$6,360	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	3,553 / (4,558)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Redeemable fund units (subsidiary equity obligations)	(442)	Aggregated market prices of underlying investments

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2023	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$740	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	4,046	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,701	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	19 / (2,170)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(512)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2023	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$740	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	4,046	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,701	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	19 / (2,170)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(512)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2023:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2023 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$6,637	$2,880	$5,831	$3,092
Fair value changes in net income	146	(162)	222	(385)
Fair value changes in other comprehensive income[1]	(3)	(1)	(1)	(9)
Additions, net of disposals	734	(35)	1,462	(16)
Balance, end of period	$7,514	$2,682	$7,514	$2,682
1.Includes foreign currency translation.

Disclosure of financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2023:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2023 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$6,637	$2,880	$5,831	$3,092
Fair value changes in net income	146	(162)	222	(385)
Fair value changes in other comprehensive income[1]	(3)	(1)	(1)	(9)
Additions, net of disposals	734	(35)	1,462	(16)
Balance, end of period	$7,514	$2,682	$7,514	$2,682
1.Includes foreign currency translation.